Loan Servicing (Principal Balances Of Mortgage Loans At Year-End) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loan Servicing [Abstract]
Mortgage loans serviced for Freddie Mac	$ 2,999	$ 3,319